BORROWINGS - OTHER BORROWINGS (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	R 23,736.2	R 24,504.7	R 25,649.5
Loans raised	16,289.2	18,981.7	17,130.2
Loans repaid	(18,335.1)	(22,008.3)	(21,231.5)
Unwinding of amortised cost	393.2	374.4	538.3
(Gain)/loss on foreign exchange differences	255.0	(325.5)	(1,169.1)
Balance at end of period	18,382.6	23,736.2	24,504.7
Other borrowings
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period		425.6	478.7
Loans raised	4,071.1	8,264.6	10,798.6
Loans repaid	(4,019.7)	(11,135.7)	(10,854.6)
Unwinding of amortised cost		9.6	2.9
Borrowings on acquisition of subsidiary		2,574.8
Other		1.3
(Gain)/loss on foreign exchange differences	R (51.4)	R (140.2)
Balance at end of period			R 425.6